Reverse Recapitalization - Schedule of Reconciles the Elements of the Business Combination (Details) - Business Combination [Member]	12 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Reconciles the Elements of the Business Combination [Line Items]
Cash	$ 848,746
Less: transaction costs and advisory fees paid	(698,585)
Net Business Combination financing	$ 150,161